ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road , Suite J5B
                         Northbrook, Illinois 60062-7154



SUN JIN MOON                                 Writer's Direct Dial 847 402-2364
Assistant Counsel                                      Facsimile: 847 402-3781

                                                                   May 1, 2003


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Glenbrook Life and Annuity Company Separate Account A ("Registrant") File No. 333-68344
           CIK No.  0000948255

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

     (2) Registrant electronically filed the text of the Amendment with the Commission.



Sincerely,


/s/ Sun Jin Moon
Sun Jin Moon
Assistant Counsel